RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

AAGC has advanced funds to pay certain expenses of the Company. The Company formerly owned a 51% interest in AAGC.

On July 3, 2024, the Company issued warrants to purchase 2,975,000 shares of common stock at an exercise price of $0.397 per share, (i) to James Askew, an individual, who was subsequently appointed as a member of the Board of Directors of the Company (Warrants to purchase 2,269,583 shares of common stock), and (ii) to Investments AKA, LLC, a limited liability company indirectly controlled by Andre K. Agassi, a significant beneficial owner of the Company’s common stock (Warrants to purchase 705,417 shares of common stock). The Warrants vested immediately. The Warrants were exercisable as to one half of the shares of Common Stock immediately, and exercisable as to the remaining half of the shares of Common Stock one year following the grant date of the Warrant. The Warrants were issued to the Warrant Holders in consideration of services and support previously performed and provided, and expected to be performed or provided, by the Warrant Holders in furtherance of the Company’s business objectives. As discussed in greater detail in Note 6, above, the Warrants were exercised for common stock in cashless transactions in February 2026.

The Company also entered into a Consulting Agreement, dated July 3, 2024, with Askew with respect to his services and the issuance of his Warrants.

The Company’s corporate offices are located at 1120 N Town Center Drive, Suite 160, Las Vegas, Nevada 89144 in space shared with The Agassi Foundation, which is provided to the Company without charge.

Subscription Agreements

One of the 2026 Investors was the Boreta Lifetime Trust, whose trustee is Ronald S. Boreta, the Company’s President, Chief Executive Officer and director. The Boreta Trust purchased 50,000 shares of restricted common stock for $5.00 per share or $250,000 in aggregate (see Note 6).

Employment Agreement

On March 25, 2026, effective March 1, 2026, the Company entered into an Executive Employment Agreement with its Chief Executive Officer and director, Ronald S. Boreta. Under the agreement, Mr. Boreta is entitled to an annual base salary of $240,000, subject to automatic annual increases of 10%, and may receive discretionary cash and equity-based bonuses. The agreement also provides for a $250,000 sign-on bonus and the grant of 300,000 restricted stock units, subject to approval by the Board of Directors and the Company’s equity compensation plan. As of March 31, 2026, the restricted stock units had not been approved or granted.

During the three months ended March 31, 2026, the Company recognized compensation expense of $251,731 under the agreement, consisting of the $250,000 sign-on bonus and $1,731 of salary expense. As of March 31, 2026, the unpaid $250,000 sign-on bonus and $1,731 salary expense were included in accounts payable and accrued expenses in the accompanying balance sheet.

NOTE 7. RELATED PARTY TRANSACTIONS

Due to related parties

AAGC has in the past, advanced funds to pay certain expenses of the Company. The Company formerly owned a 51% interest in AAGC.

On July 3, 2024, the Company entered into a share purchase agreement with All American Golf Center, Inc., pursuant to which the Creditor agreed to exchange shares of the Company’s common stock in consideration for the Creditor’s release of obligations of the Company to repay expenses in the aggregate amount of $593,670 for expenses of the Company previously paid by the Creditor.  Pursuant to the Purchase Agreement, the 1,495,390 shares of common stock to be issued by the Company to the Creditor upon consummation of the exchange was determined based upon an implied price per share of common stock, equal to $0.397. The Creditor is an existing significant stockholder of the Company that is owned and controlled by Ronald S. Boreta, President, Chief Executive Officer, Secretary, and a director of the Company, and John Boreta, a then director of the Company. At December 31, 2025 and December 31, 2024, the total amounts owed to All-American Golf Center, Inc. were $0.

Effective on July 3, 2024, the Company issued 1,495,390 shares of common stock in exchange for the release of obligations of the Company to repay expenses in the aggregate amount of $593,670 (the “Payables”) for expenses of the Company previously paid by AAGC.

Also on July 3, 2024, the Company issued warrants to purchase 2,975,000 shares of common stock at an exercise price of $0.397 per share, (i) to James Askew, an individual, who was subsequently appointed as a member of the Board of Directors of the Company (Warrants to purchase 2,269,583 shares of common stock), and (ii) to Investments AKA, LLC, a limited liability company indirectly controlled by Andre Agassi (Warrants to purchase 705,417 shares of common stock).  The Warrants vested immediately. The Warrants are exercisable as to one half of the shares of common stock immediately, and exercisable as to the remaining half of the shares of common stock one year following the grant date of the Warrant. The Warrants were issued to the Warrant Holders in consideration of services and support previously performed and provided, and expected to be performed or provided, by the Warrant Holders in furtherance of the Company’s business objectives.

The Company also entered into a Consulting Agreement, dated July 3, 2024, with Askew with respect to his services and the issuance of his Warrants.

The Company’s corporate offices are located at 1120 N Town Center Drive, Suite 160, Las Vegas, Nevada 89144 in space shared with Agassi Graf Holding, which is provided to the Company without charge.